Long-lived Assets (Details Textual)	1 Months Ended	2 Months Ended		12 Months Ended			201 Months Ended
	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CAD	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)
Depreciation				$ 97,967	$ 172,250	$ 238,253
Real Estate Accumulated Depreciation, Depreciation Expense				74,070	141,686	134,251
Real Estate Revenue, Net				384,299	582,974	407,809
Operating Leases, Rent Expense				135,172	233,516	201,234
Proceeds from Sale of Real Estate	1,669,115	2,865,682	568,863				342,862
Real Estate Held-for-sale		1,783,932	2,180,051	107,203			107,203
Assets Held for Investment, Net	1,029,435			858,377	3,634,929		858,377
Sales of Real Estate	639,680	1,081,750		235,659			235,659
Mortgage Loan Related to Property Sales	659,288
Gain (Loss) on Sale of Property				1,957,089
Income from assets held for investment, net (Note 3)				$ 2,206,216	$ 349,458	$ 206,575	$ 4,334,257